Related Party Balances and Transactions - Schedule of Related Parties (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)
Mr. Geng Xiaogang [Member]
Related Party Balances and Transactions - Schedule of Related Parties (Details) [Line Items]
Relationship and Nature	Founder, chief executive officer of the Company	Founder, chief executive officer of the Company
Ms. Jia Xiaohua [Member]
Related Party Balances and Transactions - Schedule of Related Parties (Details) [Line Items]
Relationship and Nature	Immediate family members of Founder and the management of the Group	Immediate family members of Founder and the management of the Group
Winpass Logistics (HK) Co., Limited [Member]
Related Party Balances and Transactions - Schedule of Related Parties (Details) [Line Items]
Relationship and Nature	100% controlled by Ms. Jia Xiaohua	100% controlled by Ms. Jia Xiaohua
Related party transaction, Amount	¥ 7,430,517	$ 1,033,682	¥ 3,281,240	¥ 4,606,871	$ 1,371,882
Cargo Link Logistics HK Company Limited [Member]
Related Party Balances and Transactions - Schedule of Related Parties (Details) [Line Items]
Relationship and Nature	Owns 33% of shares of Sky Pacific Logistics HK Company Limited	Owns 33% of shares of Sky Pacific Logistics HK Company Limited
Shenzhen Feijia Supply Chain Management Co., Ltd [Member]
Related Party Balances and Transactions - Schedule of Related Parties (Details) [Line Items]
Relationship and Nature	43% shares owned by JYD YCKJ’s 48% interest minor shareholder	43% shares owned by JYD YCKJ’s 48% interest minor shareholder
Xi’an Renrui Hydroacoustic Technology Engineering Co., Ltd [Member]
Related Party Balances and Transactions - Schedule of Related Parties (Details) [Line Items]
Relationship and Nature	40% owned by Supervisor of JYD SXGYL	40% owned by Supervisor of JYD SXGYL
Xi'an Rochester Electronic Technology Co., Ltd [Member]
Related Party Balances and Transactions - Schedule of Related Parties (Details) [Line Items]
Relationship and Nature	50% owned by Supervisor of JYD SXGYL	50% owned by Supervisor of JYD SXGYL
Shenzhen Zhongshun Jiean Estate Management Co., Ltd [Member]
Related Party Balances and Transactions - Schedule of Related Parties (Details) [Line Items]
Relationship and Nature	90% owned by previous management of JYD NJWL	90% owned by previous management of JYD NJWL
LD Global Logistics Inc [Member]
Related Party Balances and Transactions - Schedule of Related Parties (Details) [Line Items]
Relationship and Nature	10% owned by JYD US	10% owned by JYD US
HYTX Logistics LLC [Member]
Related Party Balances and Transactions - Schedule of Related Parties (Details) [Line Items]
Relationship and Nature	Owns 49% of HYTX Warehouse Inc.	Owns 49% of HYTX Warehouse Inc.
Shandong Aoyuanda Logistics Co., Ltd [Member]
Related Party Balances and Transactions - Schedule of Related Parties (Details) [Line Items]
Relationship and Nature	89% shares owned by Oranda’s 49% interest minor shareholder	89% shares owned by Oranda’s 49% interest minor shareholder
Shenzhen Oranda Global Logistics Co., Ltd [Member]
Related Party Balances and Transactions - Schedule of Related Parties (Details) [Line Items]
Relationship and Nature	80% shares owned by Oranda’s 49% interest minor shareholder	80% shares owned by Oranda’s 49% interest minor shareholder
Shenzhen Huanshi Chuangyuan Technology Co.,Ltd. [Member]
Related Party Balances and Transactions - Schedule of Related Parties (Details) [Line Items]
Relationship and Nature	70% shares owned by Oranda’s 49% interest minor shareholder	70% shares owned by Oranda’s 49% interest minor shareholder
Tianjin Oranda Global Logistics Co., Ltd. [Member]
Related Party Balances and Transactions - Schedule of Related Parties (Details) [Line Items]
Relationship and Nature	20% shares owned by Oranda’s 49% interest minor shareholde	20% shares owned by Oranda’s 49% interest minor shareholde
Bin Li [Member]
Related Party Balances and Transactions - Schedule of Related Parties (Details) [Line Items]
Relationship and Nature	Supervisor of JYD SXGYL	Supervisor of JYD SXGYL
Key management and their immediate family members [Member]
Related Party Balances and Transactions - Schedule of Related Parties (Details) [Line Items]
Relationship and Nature	The Group’s key management and their immediate family members	The Group’s key management and their immediate family members
Winpass Logistics (HK) Co., Limited One [Member]
Related Party Balances and Transactions - Schedule of Related Parties (Details) [Line Items]
Relationship and Nature	Purchase of logistic services	Purchase of logistic services
Related party transaction, Amount	¥ 416,482	$ 57,938	549,714	1,386,915
Cargo Link Logistics HK Company Limited One [Member]
Related Party Balances and Transactions - Schedule of Related Parties (Details) [Line Items]
Relationship and Nature	Purchase of logistic services	Purchase of logistic services
Related party transaction, Amount	¥ 50,581,355	$ 7,036,525	62,063,334	121,455,797
Other logistics service providers [Member]
Related Party Balances and Transactions - Schedule of Related Parties (Details) [Line Items]
Relationship and Nature	Purchase of logistic services	Purchase of logistic services
Related party transaction, Amount	¥ 1,005,698	$ 139,906
Shenzhen Feijia Supply Chain Management Co., Ltd One [Member]
Related Party Balances and Transactions - Schedule of Related Parties (Details) [Line Items]
Relationship and Nature	Provided logistic services	Provided logistic services
Related party transaction, Amount			196,575	2,078,746
Shenzhen Oranda Global Logistics Co., Ltd One [Member]
Related Party Balances and Transactions - Schedule of Related Parties (Details) [Line Items]
Relationship and Nature	Provided logistic services	Provided logistic services
Related party transaction, Amount	¥ 1,139,001	$ 158,450
Other logistics service customers [Member]
Related Party Balances and Transactions - Schedule of Related Parties (Details) [Line Items]
Relationship and Nature	Provided logistic services	Provided logistic services
Related party transaction, Amount	¥ 705,713	$ 98,174		462,740
Shenzhen Feijia Supply Chain Management Co., Ltd Two [Member]
Related Party Balances and Transactions - Schedule of Related Parties (Details) [Line Items]
Relationship and Nature	Purchase of equipment	Purchase of equipment
Related party transaction, Amount			108,407	441,800
Shenzhen Feijia Supply Chain Management Co., Ltd Three [Member]
Related Party Balances and Transactions - Schedule of Related Parties (Details) [Line Items]
Relationship and Nature	Penalty for early termination of lease	Penalty for early termination of lease
Related party transaction, Amount			835,527
Other Logistics Service Customers One [Member]
Related Party Balances and Transactions - Schedule of Related Parties (Details) [Line Items]
Relationship and Nature	Sales of products and other services	Sales of products and other services
Related party transaction, Amount	¥ 885,180	$ 123,140	4,749
Shenzhen Zhongshun Jiean Estate Management Co., Ltd One [Member]
Related Party Balances and Transactions - Schedule of Related Parties (Details) [Line Items]
Relationship and Nature	Rent of offices and warehouses	Rent of offices and warehouses
Related party transaction, Amount			14,469,603
Key Management and Their Immediate Family Members [Member]
Related Party Balances and Transactions - Schedule of Related Parties (Details) [Line Items]
Relationship and Nature	Interest expenses of loans	Interest expenses of loans
Related party transaction, Amount	¥ 780,985	$ 108,645	30,000	6,000
Xi’an Renrui Hydroacoustic Technology Engineering Co., Ltd One [Member]
Related Party Balances and Transactions - Schedule of Related Parties (Details) [Line Items]
Relationship and Nature	Interest expenses of loans	Interest expenses of loans
Related party transaction, Amount	¥ 99,693	$ 13,869	¥ 24,643